Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) USD-Boe USD-Barrel USD-Mcf	Dec. 31, 2019 MXN ($) USD-Boe USD-Barrel USD-Mcf	Dec. 31, 2018 MXN ($) USD-Boe USD-Barrel USD-Mcf
Disclosure of detailed information about property, plant and equipment [line items]
Revenues from sale of oil and gas	$ 558,051,547	$ 762,102,939	$ 910,433,244
Hydrocarbon duties	154,609,136	343,242,436	443,491,451
Production costs (excluding taxes)	257,571,641	275,090,795	273,695,691
Other costs and expenses	(7,024,695)	(6,910,321)	(10,109,114)
Exploration expenses	31,868,857	90,258,519	30,953,413
Depreciation, depletion, amortization and accretion	845,380	222,651,461	28,845,604
Total production costs	437,870,319	924,332,890	766,877,047
Results of operations for oil and gas producing activities	$ 120,181,228	$ (162,229,951)	$ 143,556,198
Oil Equivalent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Boe	27.86	43.52	50.89
Crude oil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Barrel	35.47	57.13	62.99
Natural gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Mcf	2.54	3.55	5.57